Statements of Stockholders' Equity (USD $)	Common stock	Additional Paid In Capital	Subscription Payable	Accumulated other comprehensive income	Accumulated Deficit	Total
Stockholders' Equity, beginning balance at Sep. 07, 1999
Translation adjustment						$ 147
Common stock issued for cash, value	116	384				500
Common stock issued for cash, shares	11,625,000					11,625,000
Stockholders' Equity, ending balance at Dec. 31, 1999	116	384				500
Subscription payable at Dec. 31, 1999						2,000
Balance common shares, ending balance at Dec. 31, 1999	11,625,000					11,625,000
NET LOSS					(3,320)	(3,320)
Stockholders' Equity, ending balance at Dec. 31, 2004	116	384			(3,320)	(2,820)
Balance common shares, ending balance at Dec. 31, 2004	11,625,000					11,625,000
Contribution of services, value		500				500
NET LOSS					(600)	(600)
Stockholders' Equity, ending balance at Dec. 31, 2005	116	884			(3,920)	(2,920)
Balance common shares, ending balance at Dec. 31, 2005	11,625,000					11,625,000
Contribution of services, value		1,700				1,700
NET LOSS					(5,555)	(5,555)
Stockholders' Equity, ending balance at Dec. 31, 2006	116	2,584			(9,475)	(6,775)
Balance common shares, ending balance at Dec. 31, 2006	11,625,000					11,625,000
Contribution of services, value		5,500				5,500
NET LOSS					(9,681)	(9,681)
Stockholders' Equity, ending balance at Dec. 31, 2007	116	8,084			(19,156)	(10,956)
Balance common shares, ending balance at Dec. 31, 2007	11,625,000					11,625,000
Contribution of services, value		6,000				6,000
NET LOSS					(24,309)	(24,309)
Stockholders' Equity, ending balance at Dec. 31, 2008	116	14,084			(43,465)	(29,265)
Balance common shares, ending balance at Dec. 31, 2008	11,625,000					11,625,000
Contribution of services, value		6,000				6,000
NET LOSS					(23,649)	(23,649)
Stockholders' Equity, ending balance at Dec. 31, 2009	15	20,084			(67,114)	(46,914)
Balance common shares, ending balance at Dec. 31, 2009	11,625,000					11,625,000
Contribution of services, value		6,000				6,000
NET LOSS					(24,354)	(24,354)
Stockholders' Equity, ending balance at Dec. 31, 2010	116	26,084			(91,468)	(65,268)
Balance common shares, ending balance at Dec. 31, 2010	11,625,000					11,625,000
Contribution of services, value		6,000				6,000
NET LOSS					(29,920)	(29,920)
Stockholders' Equity, ending balance at Dec. 31, 2011	116	32,084			(121,388)	(89,188)
Balance common shares, ending balance at Dec. 31, 2011	11,625,000					11,625,000
Common stock issued for services, value	200	99,800				100,000
Common stock issued for services, shares	20,000,000					20,000,000
Contribution of services, value		3,000				3,000
NET LOSS					(622,820)	(622,820)
Stockholders' Equity, ending balance at Dec. 31, 2012	316	134,884			(744,208)	(609,008)
Balance common shares, ending balance at Dec. 31, 2012	31,625,000					31,625,000
Translation adjustment				147		147
NET LOSS					(1,720,316)	(1,720,316)
Stockholders' Equity, ending balance at Dec. 31, 2013	316	134,884	2,000	147	(2,464,524)	(2,327,177)
Subscription payable at Dec. 31, 2013			2,000			2,000
Balance common shares, ending balance at Dec. 31, 2013	31,625,000					31,625,000
Private placement (shares & 75% warrant issued for cash $25 / unit), value	42	1,047,458	(2,000)			1,045,500
Private placement (shares & 75% warrant issued for cash $25 / unit), shares	4,190,000					4,190,000
Private placement (shares & 75% warrant issued for cash $22 / unit), value	5	99,995				100,000
Private placement (shares & 75% warrant issued for cash $22 / unit), shares	450,000					450,000
Shares issued for placement fee, value	10	(10)
Shares issued for placement fee, shares	1,000,000					1,000,000
Shares issued in conversion of accrued compensation, value	46	1,164,954				1,165,000
Shares issued in conversion of accrued compensation, shares	4,660,000					4,660,000
Shares issued in conversion of accrued accounts payable, value	3	80,404				80,407
Shares issued in conversion of accrued accounts payable, shares	321,628					321,628
Translation adjustment				4,955		4,955
Common stock issued for services, value	11	268,239				268,250
Common stock issued for services, shares	1,073,000					1,073,000
NET LOSS					(1,004,215)	(1,004,215)
Stockholders' Equity, ending balance at Mar. 31, 2014	$ 433	$ 2,795,924		$ 5,102	$ (3,468,739)	$ (667,280)
Balance common shares, ending balance at Mar. 31, 2014	43,319,628					43,319,628